Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN INCOME FUND
Entity Central Index Key	0000717854
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000032333
Shareholder Report [Line Items]
Fund Name	Elfun Income Fund
Trading Symbol	EINFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Income Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Income Fund	$18	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37% [1]
AssetsNet	$ 110,214,409
Holdings Count | Holding	1,040
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$110,214,409 Number of Portfolio Holdings1,040 Portfolio Turnover Rate16%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasuries	27.9%
Corporate Notes	27.9%
Agency Mortgage Backed	24.0%
Short-Term Investments	17.2%
Non-Agency Collateralized Mortgage Obligations	12.7%
Asset Backed	1.7%
Agency Collateralized Mortgage Obligations	1.0%
Municipal Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 07/01/56	4.4%
U.S. Treasury Notes, 3.88%, due 07/31/27	3.9%
U.S. Treasury Notes, 3.50%, due 10/31/27	3.8%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/56	3.5%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.5%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 07/01/56	2.4%
U.S. Treasury Notes, 3.88%, due 04/30/30	2.4%
U.S. Treasury Bonds, 4.38%, due 08/15/43	2.1%
Bank, Class A4, 3.18%, due 09/15/60	2.1%
Federal National Mortgage Association, 3.50%, due 07/01/47	2.0%

[1]	Annualized.